SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 75.1%
	Alabama — 1.4%
	Alabama Public School and College Authority, Series A, 5.00% due 11/1/2025	$1,000,000	$ 1,192,520
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	1,500,000	1,561,365
	Arizona — 1.1%
	Arizona Transportation Board, 5.00% due 7/1/2025	1,010,000	1,192,992
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.41% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	920,000	922,885
	California — 2.5%
	California (Sutter Health Obligated Group) HFFA, Series A, 4.00% due 8/15/2040 (pre-refunded 8/15/2025)	1,000,000	1,147,070
	California Municipal Finance Authority (Insured: BAM), 5.00% due 5/15/2024	400,000	451,076
	Los Angeles Department of Water & Power Power System Revenue, Series B, 4.00% due 7/1/2021	500,000	500,050
	Los Angeles USD GO, Series RYQ, 5.00% due 7/1/2021	925,000	925,120
	Riverside County Office of Education Pooled Notes, Series A, 2.00% due 12/1/2021	1,000,000	1,007,790
	State of California GO, 5.00% due 8/1/2021 - 2/1/2024	815,000	854,191
	Colorado — 3.5%
	Board of Water Commissioners City & County of Denver, Series B, 5.00% due 9/15/2025	1,150,000	1,368,350
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	800,000	980,072
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2022 - 12/1/2024	365,000	408,729
[a,b]	E-470 Public Highway Authority, Series B, 0.384% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,995,082
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2021 - 12/1/2023	1,825,000	1,963,032
	Connecticut — 2.4%
[a,c]	Connecticut State Health & Educational Facilities Authority (Yale University), Series 2015-A, 0.375% due 7/1/2035 (put 7/12/2024)	1,000,000	1,000,200
	State of Connecticut GO, Series C, 5.00% due 6/15/2022	715,000	748,126
	State of Connecticut Special Tax Revenue,
	Series B, 5.00% due 10/1/2021	525,000	531,263
	Series C, 5.00% due 10/1/2022	680,000	720,399
	University of Connecticut, Series A, 5.00% due 2/15/2022	1,580,000	1,627,432
	District of Columbia — 0.4%
	District of Columbia (Federal Highway Grant Anticipation), 5.00% due 12/1/2025	685,000	815,993
	Florida — 3.1%
	Broward County School Board (Educational Facilities) COP, Series A, 5.00% due 7/1/2024	1,415,000	1,608,926
	City of Orlando (Insured: AGM), Series A, 4.00% due 11/1/2021	900,000	911,529
[a]	Escambia County (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	775,000	806,457
	Florida Department of Management Services, Series A, 5.00% due 9/1/2025	1,000,000	1,186,310
	State of Florida (Department of Transportation Right-of-Way Acquisition & Bridge Construction) GO, Series B, 5.00% due 7/1/2023	255,000	279,477
	State of Florida GO, Series C, 5.00% due 6/1/2025	1,000,000	1,177,240
	Georgia — 2.8%
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2021	650,000	661,024
	Georgia State Road & Tollway Authority, 5.00% due 6/1/2024	1,000,000	1,135,150
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2022	1,000,000	1,039,770
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2024	1,430,000	1,587,672
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.45% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	1,000,000	992,153
	Illinois — 4.1%
	Chicago Park District GO, Series B, 5.00% due 1/1/2022	400,000	408,088
	City of Chicago (Water System), Series 2017-2, 5.00% due 11/1/2022	600,000	637,428
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	544,170
	Cook County School District No. 170 Chicago Heights (Insured: AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,596,180
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 3/1/2022	575,000	593,147
	Series A, 5.00% due 10/1/2022	1,000,000	1,057,920
	Series D, 5.00% due 11/1/2021 - 11/1/2024	1,500,000	1,652,335
	Village of Tinley Park GO,
	4.00% due 12/1/2021	585,000	594,383
	5.00% due 12/1/2024	870,000	968,554
	Indiana — 0.8%
[a,c]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series 2011L, 0.70% due 12/1/2046 (put 1/1/2026)	1,500,000	1,502,220
	Kentucky — 0.8%
	Kentucky State Property & Building Commission (Project No. 112), Series B, 5.00% due 11/1/2021	1,500,000	1,523,955
	Louisiana — 1.8%
[a]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	1,500,000	1,544,385
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	875,000	1,019,786
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	860,000	953,680

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Maryland — 0.9%
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2022 - 4/15/2024	$1,200,000	$ 1,291,256
	Washington County (Diakon Lutheran Social Ministries Obligated Group), Series B, 5.00% due 1/1/2022 - 1/1/2023	510,000	531,774
	Massachusetts — 1.6%
[a]	Commonwealth of Massachusetts GO, Series A, 5.00% due 6/1/2044 (put 6/1/2023)	1,000,000	1,091,950
[a,c]	Massachusetts (President & Trustees of Williams College) DFA, Series N, 0.45% due 7/1/2041 (put 7/1/2025)	1,500,000	1,495,710
	University of Massachusetts Building Authority (University of Massachusetts), Series 2021-1, 5.00% due 11/1/2024	500,000	578,125
	Michigan — 0.8%
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2021 - 7/1/2022	500,000	514,033
	Michigan State Hospital Finance Authority (Trinity Health Corp. Obligated Group), Series C, 5.00% due 12/1/2021	500,000	510,210
	Northern Michigan University, Series A, 5.00% due 12/1/2021	435,000	443,413
	Minnesota — 0.8%
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 0.58% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	1,000,000	1,014,687
	State of Minnesota GO, Series D, 5.00% due 10/1/2021	500,000	506,060
	Mississippi — 0.2%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2022	375,000	396,971
	Nebraska — 1.4%
	Central Plains Energy Project,
[a]	4.00% due 12/1/2049 (put 8/1/2025)	1,500,000	1,697,400
[a]	5.00% due 3/1/2050 (put 1/1/2024)	1,000,000	1,106,480
	Nevada — 2.7%
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	2,000,000	2,000,260
[a]	Clark County Nevada Pollution Control Revenue (Nevada Power Co.), 1.65% due 1/1/2036 (put 3/31/2023)	500,000	508,325
	County of Washoe GO, 5.00% due 7/1/2024	1,470,000	1,676,065
	Las Vegas Valley Water District GO, Series B, 5.00% due 6/1/2023	900,000	982,350
	New Jersey — 3.7%
	New Jersey (Middlesex Water Co) EDA, Series A, 5.00% due 10/1/2023	1,500,000	1,656,660
	New Jersey EDA, Series S, 5.00% due 6/15/2022 - 6/15/2024	205,000	223,140
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series A, 5.25% due 12/15/2021	1,000,000	1,022,710
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2021	500,000	510,990
	State of New Jersey (COVID-19 GO Emergency Bonds) GO,
	Series A,
	4.00% due 6/1/2023	1,000,000	1,070,560
	5.00% due 6/1/2024 - 6/1/2025	1,500,000	1,737,215
	Township of Moorestown GO, 2.50% due 7/30/2021	1,000,000	1,001,830
	New Mexico — 5.8%
	Albuquerque Municipal School District No 12 (State Aid Withholding) GO, Series B, 5.00% due 8/1/2024	1,000,000	1,142,190
	City of Albuquerque GO, Series A, 5.00% due 7/1/2021 - 7/1/2022	1,075,000	1,089,564
	City of Farmington (Public Service Co. of New Mexico),
	Series B,
[a]	1.875% due 4/1/2033 (put 10/1/2021)	750,000	752,520
[a]	2.125% due 6/1/2040 (put 6/1/2022)	1,000,000	1,014,290
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	500,000	504,935
	City of Las Cruces GO, 5.00% due 8/1/2021	1,500,000	1,505,865
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 11/1/2021 - 11/1/2022	1,750,000	1,803,829
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2021	715,000	717,767
	Santa Fe Public School District GO, 4.00% due 8/1/2024	1,250,000	1,386,525
	State of New Mexico Severance Tax Permanent Fund,
	Series A, 5.00% due 7/1/2021 - 7/1/2023	710,000	732,815
	Series B, 4.00% due 7/1/2023	240,000	257,974
	University of New Mexico, Series A, 5.00% due 6/1/2023	280,000	304,615
	New York — 7.6%
	County of Suffolk (Insured: BAM) GO, Series D, 5.00% due 10/15/2025	750,000	886,628
	County of Suffolk GO, Series I, 2.00% due 7/22/2021	1,000,000	1,000,790
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	1,500,000	1,561,350
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	5.00% due 11/1/2024	1,000,000	1,155,010
	Series D, 5.00% due 11/1/2024 - 11/1/2025	2,000,000	2,348,270
	New York State Dormitory Authority (School District Bond Financing Program) (State Aid Withholding), Series F, 5.00% due 10/1/2022	800,000	847,152
	New York State Dormitory Authority (St. John’s University), Series A, 5.00% due 7/1/2026	300,000	362,430
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series A, 5.00% due 2/15/2025	1,000,000	1,122,730
	New York State Environmental Facilities Corp. (State of New York State Revolving Fund), 5.00% due 5/15/2025	500,000	567,460

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New York State Housing Finance Agency (Green Bond), Series I, 2.70% due 11/1/2023	$1,000,000	$ 1,052,460
	New York State Urban Development Corp., Series D, 5.00% due 3/15/2024	1,000,000	1,081,520
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2022 - 7/1/2024	825,000	890,607
	Town of Oyster Bay (Insured: BAM) GO, Series B, 5.00% due 8/15/2021	500,000	502,885
	Town of Oyster Bay GO, 4.00% due 3/1/2023	850,000	896,733
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	425,000	455,337
	North Carolina — 0.6%
	County of New Hanover, 4.00% due 8/1/2025	1,000,000	1,142,790
	North Dakota — 0.5%
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,051,570
	Ohio — 3.7%
[a,b]	American Municipal Power, Inc. (AMP Fremont Energy Center), Series A-2, 1.00% due 2/15/2048 (put 8/15/2024)	2,000,000	2,030,520
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	500,000	505,300
[b]	City of Columbus GO, Series A, 5.00% due 4/1/2022	1,200,000	1,243,464
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2023	3,130,000	3,313,946
	Oklahoma — 0.1%
	Muskogee Industrial Trust (Muskogee County ISD No. 20), 5.00% due 9/1/2023	200,000	217,848
	Pennsylvania — 1.9%
	City of Philadelphia GO, Series A, 5.00% due 8/1/2021	750,000	752,842
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO ETM, 5.00% due 8/1/2021	1,000,000	1,003,850
	County of Allegheny GO, Series C-75, 4.00% due 11/1/2021	700,000	708,771
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2022	400,000	415,528
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 4.00% due 9/15/2021	425,000	428,290
	Series B, 5.00% due 9/15/2021	430,000	434,201
	South Dakota — 0.5%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), Series A, 5.00% due 9/1/2021 - 9/1/2024	870,000	955,922
	Tennessee — 1.0%
	State of Tennessee GO, Series A, 5.00% due 8/1/2021	500,000	501,985
	Tennessee Energy Acquisition Corp. (The Gas Project), Series C, 5.00% due 2/1/2023	1,310,000	1,397,967
	Texas — 12.1%
	City of Conroe GO, 5.00% due 3/1/2022 - 3/1/2024	465,000	507,952
[a]	City of Houston (Combined Utility System), Series C, 0.424% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	3,200,000	3,199,568
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2022	1,000,000	1,065,110
	City of San Antonio TX Electric & Gas Systems Revenue,
	5.25% due 2/1/2025	1,000,000	1,170,960
[a]	Series B, 2.00% due 2/1/2033 (put 12/1/2021)	400,000	400,576
	Comal (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/1/2024	500,000	560,785
[a]	Cypress-Fairbanks (Guaranty: PSF-GTD) ISD GO, Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	925,000	936,128
[a]	Denton (Guaranty: PSF-GTD) ISD GO , Series B, 2.00% due 8/1/2044 (put 8/1/2024)	1,000,000	1,050,670
	Houston (Guaranty: PSF-GTD) ISD GO,
[a]	Series A-2, 2.25% due 6/1/2039 (put 6/1/2022)	260,000	264,311
[a]	Series B, 3.00% due 6/1/2036 (put 6/1/2024)	1,500,000	1,615,050
	Houston Airport System Revenue, Series B, 5.00% due 7/1/2022 - 7/1/2023	780,000	825,379
	Little Elm (Guaranty: PSF-GTD) ISD GO, 5.00% due 8/15/2022	1,300,000	1,369,667
	Lower Colorado River Authority, 5.00% due 5/15/2024	725,000	820,714
[a]	North East (Guaranty: PSF-GTD) ISD GO, 2.375% due 8/1/2047 (put 8/1/2022)	285,000	291,777
[a]	Pflugerville (Guaranty: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	1,200,000	1,227,648
[a]	Prosper (Guaranty: PSF-GTD) ISD GO, Series B, 2.00% due 2/15/2050 (put 8/15/2023)	750,000	776,317
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	510,000	516,207
	San Antonio Water System,
[a]	Series A, 2.625% due 5/1/2049 (put 5/1/2024)	1,080,000	1,151,658
[a]	Series B, 2.00% due 5/1/2044 (put 11/1/2022)	405,000	414,878
	State of Texas, 4.00% due 8/26/2021	3,550,000	3,570,945
	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00% due 12/15/2022 - 12/15/2024	1,500,000	1,661,020
	Utah — 0.3%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	500,000	519,940
	Virginia — 0.8%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	500,390
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), 5.00% due 1/1/2022 - 1/1/2024	1,000,000	1,065,261
	Washington — 1.1%
	Central Puget Sound Regional Transit Authority (Green Bond), Series S-1, 5.00% due 11/1/2025	1,000,000	1,192,370
	State of Washington GO, 5.00% due 6/1/2024	500,000	568,825

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	University of Washington, 5.00% due 4/1/2023	$ 300,000	$ 325,218
	West Virginia — 1.3%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	1,028,860
[a]	West Virginia (Appalachian Power Co.) EDA, Series A, 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,453,657
	Wisconsin — 1.0%
	City of Superior (DTE Electric Co.; Insured: NATL), Series E, 6.90% due 8/1/2021	1,000,000	1,005,500
[a]	Wisconsin Housing & EDA, Series B, 0.40% due 5/1/2045 (put 11/1/2023)	1,000,000	999,940
	Total Long-Term Municipal Bonds — 75.1% (Cost $144,314,901)		145,570,176
	Short-Term Municipal Bonds — 23.9%
	Colorado — 1.2%
[a]	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP, Series A3, 0.03% due 12/1/2031 (put 7/1/2021)	2,355,000	2,355,000
	Florida — 6.1%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 0.03% due 10/1/2042 (put 7/1/2021)	3,800,000	3,800,000
[a]	City of West Palm Beach Utility System Revenue (Insured: AGC) (SPA JPMorgan Chase Bank, N.A.), Series C, 0.03% due 10/1/2038 (put 7/8/2021)	3,100,000	3,100,000
[a]	County of Manatee (Florida Power & Light Co.), 0.04% due 9/1/2024 (put 7/1/2021)	1,100,000	1,100,000
[a]	JEA Water & Sewer System Revenue (SPA U.S. Bank, N.A.), Series A-1, 0.02% due 10/1/2038 (put 7/1/2021)	3,880,000	3,880,000
	Indiana — 1.5%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc), Series I, 0.01% due 11/1/2037 (put 7/1/2021)	2,950,000	2,950,000
	Minnesota — 0.3%
[a]	City of Minneapolis (Fairview Health Services Obligation Group; LOC Wells Fargo Bank, N.A.), Series C, 0.02% due 11/15/2048 (put 7/1/2021)	500,000	500,000
	Mississippi — 1.5%
[a]	Jackson County (Chevron Corp), 0.01% due 6/1/2023 (put 7/1/2021)	2,900,000	2,900,000
	New Hampshire — 1.1%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank and Trust Co.), Series A2, 0.03% due 7/1/2035 (put 7/1/2021)	2,100,000	2,100,000
	New Jersey — 1.3%
[a]	New Jersey (New Jersey Transit Corporation) (SPA JPMorgan Chase Bank, N.A.) EDA, Series B, 0.03% due 7/1/2026 (put 7/1/2021)	2,500,000	2,500,000
	New York — 7.1%
[a]	City of New York ( LOC TD Bank N.A.) GO, Series B-3, 0.02% due 9/1/2027 (put 7/8/2021)	500,000	500,000
[a]	City of New York (LOC Sumitomo Mitsui Banking) GO, Series A-4, 0.03% due 10/1/2041 (put 7/8/2021)	2,460,000	2,460,000
[a]	City of New York (SPA JPMorgan Chase Bank, N.A.) GO, Series F6, 0.03% due 6/1/2044 (put 7/1/2021)	800,000	800,000
[a]	New York City Water & Sewer System, Series EE-2, 0.02% due 6/15/2045 (put 7/1/2021)	2,000,000	2,000,000
[a]	New York City Water & Sewer System ( LOC Citibank N.A.), Series F, 0.02% due 6/15/2035 (put 7/1/2021)	6,000,000	6,000,000
[a]	New York City Water & Sewer System (SPA UBS AG), Series BB-1, 0.01% due 6/15/2039 (put 7/1/2021)	2,000,000	2,000,000
	North Carolina — 0.6%
[a]	Charlotte Water & Sewer System Revenue (SPA Wells Fargo Bank, N.A.), Series B, 0.02% due 7/1/2036 (put 7/8/2021)	1,070,000	1,070,000
	Oregon — 0.7%
[a]	State of Oregon (SPA U.S. Bank, N.A.) GO, Series 9, 0.03% due 12/1/2036 (put 7/8/2021)	1,400,000	1,400,000
	Utah — 0.7%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series E, 0.05% due 5/15/2051 (put 7/8/2021)	1,280,000	1,280,000
	Virginia — 1.8%
[a]	Loudoun County (Howard Hughes Medical Institute) EDA, Series E, 0.03% due 2/15/2038 (put 7/8/2021)	3,575,000	3,575,000
	Total Short-Term Municipal Bonds — 23.9% (Cost $46,270,000)		46,270,000
	Total Investments — 99.0% (Cost $190,584,901)		$191,840,176
	Other Assets Less Liabilities — 1.0%		1,930,107
	Net Assets — 100.0%		$193,770,283

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
b	Segregated as collateral for a when-issued security.
c	When-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.